Investment Objectives and Goals - ProShares XRP ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	XRP ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares XRP ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of XRP. The Fund currently seeks to achieve this objective primarily through investments in XRP futures contracts. The Fund does not invest directly in XRP.